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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-03907

                        Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

            BISYS Fund Services 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000

Date of fiscal year end:     February 29, 2004

Date of reporting period:    February 29, 2004

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.


-------------------------------- EMPIRE BUILDER --------------------------------
                                 --------------
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Dear Shareholder,

      We are pleased to present The Empire Builder Tax Free Bond Fund Annual Report for the year ended February 29, 2004.

      During the past year, the Federal Reserve Board has kept the Discount Rate at an historical low of 1%. In this low interest rate environment, we are pleased to report that the portfolio has had a good year. For the year ended February 29, 2004 the Builder Class was up 4.16%, and the Premier Class was up 4.40%.

      As we mentioned in the Semi-Annual Report, we have shortened the average maturity of the Fund because of the low Discount Rate. By shortening the maturity of the Fund, we reduce the maturity and interest rate risk for the portfolio. We have continued with this idea and shortened the Fund further still from 5.84 years on August 31, 2003 to 4.06 years as of February 29, 2004. We believe that the Federal Reserve Board will have to raise the Discount Rate in the near future. By having a lower average life on the Fund, we should be able to protect the principal of the Fund.

      In our opinion, The Empire Builder Tax Free Bond Fund is well positioned for the next year. The no-load structure continues to offer value to the shareholder because there is no charge to purchase shares. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus
-----------------------
Seth M. Glickenhaus
President

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceded or accompanied by a prospectus. For more complete information, including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

Past performance does not guarantee future results.

              Not FDIC insured. May lose value. No bank guarantee.

-------------------------------- EMPIRE BUILDER --------------------------------
                                 --------------

Market Conditions during the Fund's most recent fiscal year

      As we mentioned last year, the 10-year Treasury bond is the leading benchmark for long-term interest rates. Interest rates in the 10-year Government Bond Market for the fiscal year ended February 29, 2004 began at approximately 3.70% and ended at 3.99%. These figures suggest a very stable year. This is not the case, however, as we had yet another very volatile market this year. The 10-year traded in a range of approximately 3.17% to 4.46%. Throughout the year, we saw dramatic shifts in the interest rate of the 10-year bond.

      We try to enhance the value of the Fund whenever possible. We continue to manage the Fund conservatively taking advantage of opportunities that arise in the marketplace due to interest rate movements and quality enhancements.

      The following graphs illustrate the total return based on a $10,000 investment in Builder Class shares of the Fund made February 28, 1994, and a $20,000* investment in Premier Class shares of the Fund made at the commencement date of April 15, 1996, held in each through February 29, 2004, as well as the performance of the Lehman Municipal Bond Index over the same period.

      The Lehman Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of the Fund's advisor, this index most accurately represents the performance of the broad municipal bond market. However, there are substantial differences between the index and the Fund. First, the index covers municipal bonds nationwide, whereas the Fund invests only in New York tax exempt bonds. Second, the index does not reflect the cost and expenses of actually obtaining the underlying bonds. Third, the index had a higher level of volatility than the Fund during the ten years ended December 31, 2003, as measured by Beta. Finally, the index represents an unmanaged portfolio whereas the Fund is professionally managed.

      The graphs assume all dividends and distributions are reinvested at net asset value. Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be higher or lower. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

      The Fund's Builder Class shares' average annual total return for the periods indicated was as follows:

            4.16% for the one-year period beginning March 1, 2003 and ended February 29, 2004.

            4.90% for the five-year period beginning March 1, 1999 and ended February 29, 2004.

            5.13% for the ten-year period beginning March 1, 1994 and ended February 29, 2004.

* The minimum initial investment into the Premier Class is $20,000.

[The following table represents a line graph in the printed material]

                     Lehman Municipal
                        Bond Index*       Empire Builder
                    ------------------    --------------
       2/28/1994        $10,000              $10,000
       2/28/1995         10,189               10,109
       2/29/1996         11,315               11,014
       2/28/1997         11,939               11,487
       2/28/1998         13,031               12,382
       2/28/1999         13,832               12,982
       2/29/2000         13,544               12,411
       2/28/2001         15,216               14,044
       2/28/2002         16,249               14,850
       2/28/2003         17,496               15,833
       2/29/2004        $18,598              $16,491

* An unmanaged portfolio.

      The Fund's Premier Class shares' average annual total return for the periods indicated was as follows:

            4.40% for the one-year period beginning March 1, 2003 and ended February 29, 2004.

            5.19% for the five-year period beginning March 1, 1999 and ended February 29, 2004.

            7.80% for the period beginning April 15, 1996 (commencement of operations) and ended February 29, 2004.


[The following table represents a line graph in the printed material]

                    Lehman Municipal
                       Bond Index*      Empire Builder Premier
                   ------------------   ----------------------
       4/15/1996         $20,000                $20,000
       2/28/1997          21,438                 21,280
       2/28/1998          23,399                 22,992
       2/28/1999          24,837                 24,178
       2/29/2000          24,319                 23,182
       2/28/2001          27,322                 26,319
       2/28/2002          29,177                 27,902
       2/28/2003          31,415                 29,827
       2/29/2004         $33,393                $31,140

* An unmanaged portfolio.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                  Portfolio of Investments -- February 29, 2004

                                                                                      Principal     Fair Value
Credit Ratings** Municipal Securities (98.1%)                                          Amount        (Note 2)
---------------------------------------------                                          ------        --------
                 New York City (14.9%)
    Aa1/AA+      Municipal Assistance Corporation for the City of New York,
                    Series N, 5.00% 7/1/2004, Non Callable, (General Obligation
                    of the Corporation).........................................     $  200,000       $  202,628
    Aa1/AA+      Municipal Assistance Corporation for the City of New York,
                    Series H, 5.50%, 7/1/2004, Non Callable, (General Obligation
                    of the Corporation)..........................................       400,000          405,908
    Aa1/AA+      Municipal Assistance Corporation for the City of New York,
                    Series J, 6.00%, 7/1/2004, Non Callable, (General Obligation
                    of the Corporation)..........................................     2,555,000        2,596,902
    Aa1/AA+      Municipal Assistance Corporation for the City of New York,
                    Series E, 6.00%, 7/1/2005, Non Callable......................     1,085,000        1,154,266
     A2/A        New York City, General Obligation, Series G, 5.00%,
                    8/1/2004, Non Callable.......................................       500,000          507,950
    Aaa/AAA      New York City, General Obligation, Series B, 5.25%, 8/1/2017,
                    Callable 8/1/2007 @ 101, (AMBAC).............................       750,000          823,913
    NR/AAA       New York City, General Obligation, Series B, 5.125%, 8/1/2019,
                    Callable 8/1/2010 @ 101, (FGIC)..............................     2,000,000        2,169,920
    Aaa/AAA      New York City, General Obligation, Series B, 5.375%, 8/1/2022,
                    Callable 8/1/2007 @ 101, (MBIA)..............................     1,250,000        1,338,725
    Aaa/AAA      New York City, Health & Hospitals Corporation, Health System
                    Revenue, Series A, 5.50%, 2/15/2018, Callable 2/15/2012
                    @ 100, (FSA).................................................     1,000,000        1,131,060
    Aaa/AAA      New York City Municipal Water Finance Authority, Water & Sewer
                    System Revenue, 5.125%, 6/15/2004, (MBIA)....................       480,000          485,650
    Aa2/AA       New York City Municipal Water Finance Authority, Water & Sewer
                    System Revenue, Series B, 5.00%, 6/15/2018, Callable
                    6/15/2014 @ 100..............................................     2,500,000        2,746,550
    Aaa/AAA      New York City Municipal Water Finance Authority, Water & Sewer
                    System Revenue, Series A, 6.125%, 6/15/2020, Callable
                    6/15/2005 @ 101..............................................     1,000,000        1,075,980
    Aa2/AA+      New York City Transitional Finance Authority, Future Tax Revenue,
                    Series B, 2.50%, 8/1/2004, Non Callable.......................    2,415,000        2,429,611
    Aa2/AA+      New York City Transitional Finance Authority, Future Tax Revenue,
                    Series B, 5.25%, 11/15/2004, Non Callable....................       300,000          308,781
                                                                                                    ------------
                 Total New York City..............................................                    17,377,844
                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal     Fair Value
Credit Ratings** Municipal Securities -- continuted                                     Amount        (Note 2)
---------------------------------------------------                                     ------        --------
                 New York State Agencies (55.3%)
                 Long Island Power Authority (2.2%)
    Aaa/AAA      Long Island Power Authority, New York Electric Systems,
                    Series A, 6.00%, 12/1/2007, Non Callable, (AMBAC)............   $1,000,000      $ 1,150,220
    Aaa/AAA      Long Island Power Authority, New York Electric Systems,
                    Series A, 5.50%, 12/1/2012, Non Callable, (FSA)..............    1,210,000        1,452,436
                                                                                                    ------------
                 Total Long Island Power Authority...............................                     2,602,656
                                                                                                    ------------
                 New York State Dormitory Authority (34.2%)
    A3/AA-       Albany County Airport, 5.25%, 4/1/2013, Callable 4/1/2008 @ 101      1,200,000        1,312,536
    Aaa/AAA      Augustana Lutheran Home for the Aged, Series A, 5.50%, 8/1/2020,
                    Callable 8/1/2010 @ 101, (MBIA)(FHA).........................       920,000        1,032,185
    Aaa/AAA      Augustana Lutheran Home for the Aged, Series A, 5.50%, 8/1/2030,
                    Callable 8/1/2010 @ 101, (MBIA)(FHA).........................       750,000          827,355
    A3/AA-       City University, Series 3, 6.00%, 7/1/2004, Non Callable........     1,000,000        1,016,640
    A3/AA-       City University, Series 3, 6.00%, 7/1/2004, Non Callable........       380,000          386,145
    Aaa/AAA      Columbia University, Series B, 5.375%, 7/1/2018, Callable
                    7/1/2012 @ 100...............................................       500,000          564,880
    Aaa/AAA      Columbia University, Series B, 5.375%, 7/1/2019, Callable
                     7/1/2012 @ 100..............................................     1,000,000        1,122,100
    Aaa/AAA      Columbia University, Series B, 5.375%, 7/1/2020, Callable
                    7/1/2012 @ 100...............................................     1,000,000        1,115,260
    Aaa/NR       Culinary Institute of America, 2.00%, 7/1/2004, Non Callable,
                    (XLCA).......................................................       305,000          306,034
    NR/AAA       Heritage House Nursing Center, 7.00%, 8/1/2031, Callable
                    8/1/2004 @100, (FHA).........................................       435,000          436,405
    Aaa/AAA      Lutheran Medical Center, 5.00%, 8/1/2016, Callable 2/1/2013
                    @ 100, (MBIA)(FHA)...........................................       985,000        1,088,504
    NR/AA-       Mental Health, Series F-1, 2.00%, 2/15/2005, Non Callable.......     2,520,000        2,541,370
    Aaa/AAA      New York Medical College, 5.25%, 7/1/2013, Callable 7/1/2008
                    @ 101, (MBIA)................................................     1,015,000        1,137,013
    NR/AA-       New York State Department of Health, 5.25%, 7/1/2014,
                    Non Callable.................................................     1,000,000        1,122,860
    Aaa/AAA      New York State Rehabilitation Association, Series A, 3.00%,
                    7/1/2004, Non Callable, (CIFG)...............................       600,000          603,990
    Aaa/AAA      New York University, Series 2, 5.50%, 7/1/2018, Callable
                    7/1/2011 @ 100, (AMBAC)......................................       500,000          568,615
    NR/AAA       Park Ridge Housing, Inc., 6.375%, 8/1/2020, Callable
                      8/1/2010 @ 101, (FNMA).....................................     1,000,000        1,155,580
    NR/AAA       Park Ridge Housing, Inc., 6.50%, 8/1/2025, Callable
                    8/1/2010 @ 101, (FNMA).......................................     1,470,000        1,699,996

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal     Fair Value
Credit Ratings** Municipal Securities -- continuted                                     Amount        (Note 2)
---------------------------------------------------                                     ------        --------
                 New York State Agencies -- continued
                 New York State Dormitory Authority -- continued
    Aaa/NR       Rochester Institute of Technology, Series A, 5.25%, 7/1/2016,
                    Callable 7/1/2012 @ 100, (AMBAC).............................    $2,045,000      $ 2,292,077
    Aaa/NR       Rochester Institute of Technology, Series A, 5.25%, 7/1/2017,
                    Callable 7/1/2012 @ 100, (AMBAC).............................     2,155,000        2,395,670
    Aaa/AAA      School Districts Financing, Series C, 5.25%, 4/1/2021, Callable
                    10/1/2012 @ 100, (MBIA)......................................     1,300,000        1,427,855
    Aaa/AAA      Special Acts School Districts Program, 6.00%, 7/1/2019, Callable
                    7/1/2005 @ 102, (MBIA).......................................     3,540,000        3,825,360
    NR/AAA       State Service Contract, 5.25%, 4/1/2017, Callable 4/1/2008
                    @ 101, (MBIA)................................................     1,000,000        1,087,350
    A3/AA-       State University, Educational Facilities, 5.40%, 5/15/2005,
                    Non Callable.................................................     2,000,000        2,097,040
     NR/NR       State University, 5.375%, 7/1/2021, Callable 7/1/2008
                    @ 102, (MBIA)................................................       865,000          932,118
     NR/NR       State University, 5.375%, 7/1/2021, Callable 7/1/2008
                    @ 102, (MBIA)................................................       325,000          350,202
    NR/AA-       Upstate Community Colleges, 5.125%, 7/1/2018, Callable 7/1/2014
                    @ 100........................................................     1,000,000        1,091,020
    NR/AA-       Upstate Community Colleges, 5.125%, 7/1/2019, Callable 7/1/2014
                    @ 100........................................................     1,000,000        1,084,030
    Aaa/AAA      Upstate Community Colleges, Series A, 6.00%, 7/1/2019, Callable
                    7/1/2010 @ 101, (FSA).........................................    1,000,000        1,188,240
    Aaa/AAA      Upstate Community Colleges, Series A, 6.00%, 7/1/2020, Callable
                    7/1/2010 @ 101, (FSA)........................................       845,000        1,001,908
    NR/AAA       Westchester County, Court Facilities, 5.25%, 8/1/2018, Callable
                    2/1/2009 @ 101, (MBIA).......................................     2,800,000        3,057,460
                                                                                                    ------------
                 Total New York State Dormitory Authority........................                     39,867,798
                                                                                                    ------------
                 New York State Energy, Research & Development Authority (0.9%)
    Aaa/AAA      Western New York Nuclear Service Center, Series PJ, 5.40%,
                    4/1/2005, (CAPMAC)...........................................     1,020,000        1,067,195
                                                                                                    ------------
                 New York State Environmental Facilities Corporation  (2.8%)
    Aaa/AAA      State Water Pollution Control Revenue, Series C, Revolving Fund,
                    Pooled Loan, 4.50%, 6/15/2004, Non Callable..................       170,000          171,702
    Aaa/AAA      State Water Pollution Control Revenue, Revolving Fund,
                    Pooled Loan, 6.60%, 6/15/2009, Callable 6/15/2004 @ 101.5
                    (POL CTL - SRF)..............................................     1,200,000        1,237,235
    Aaa/AAA      State Water Pollution Control Revenue, Series B, Revolving Fund,
                    Pooled Loan, 5.80%, 5/15/2011, Callable 5/15/2004 @ 102,
                    (POL CTL - SRF)..............................................       185,000          190,517

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal     Fair Value
Credit Ratings** Municipal Securities -- continuted                                     Amount        (Note 2)
---------------------------------------------------                                     ------        --------
                 New York State Agencies -- continued
                 New York State Environmental Facilities Corporation -- continued
    Aaa/AAA      State Water Pollution Control Revenue, Revolving Fund, Pooled
                    Loan, 5.90%, 1/15/2018, Callable 1/15/2006 @ 102,
                    (POL CTL - SRF)..............................................    $  725,000      $   797,022
    Aaa/AAA      State Water Pollution Control Revenue, Revolving Fund,
                    Pooled Loan, 5.90%, 1/15/2018, Callable 1/15/2006 @ 102,
                    (POL CTL - SRF)..............................................       785,000          868,555
                                                                                                    ------------
                 Total New York State Environmental Facilities Corporation.......                      3,265,031
                                                                                                    ------------
                 New York State Housing Finance Agency (2.0%)
    Aa1/NR       Multi-Family Housing, Secured Mortgage Program, 6.45%, 8/15/2014,
                    Callable 2/15/2005 @ 101, (SONYMA)...........................     2,245,000        2,314,415
                 New York State Local Government Assistance Corporation (2.2%)
     A1/AA       New York State Local Government Assistance Corporation,
                    Series A-1, 2.00%, 4/1/2004, Non Callable, (General
                    Obligation of the Corporation)...............................     1,500,000        1,501,124
    Aaa/AAA      New York State Local Government Assistance Corporation,
                    Series A, 5.375%, 4/1/2014, Callable 4/1/2004 @ 101.50,
                    (MBIA) (General Obligation of the Corporation)...............     1,000,000        1,018,490
                                                                                                    ------------
                 Total New York State Local Government Assistance Corporation....                      2,519,614
                                                                                                    ------------
                 New York State Medical Care Facilities Finance Agency (0.9%)
    Aaa/AAA      Hospital & Nursing Home, St. Vincent's Hospital Project, 6.20%,
                    2/15/2021, Callable 2/15/2005 @ 101, (AMBAC)(FHA)............     1,060,000        1,086,023
                 New York State Metropolitan Transportation Authority (0.7%)
     A2/A        Metropolitan Transportation Authority Revenue, Series A, 3.00%,
                    11/15/2004, Non Callable.....................................       250,000          253,248
    Aa3/AA-      Triborough Bridge & Tunnel Authority Revenue, Series B, 2.00%,
                    11/15/2004, Non Callable, (General Obligation of the
                    Corporation).................................................       525,000          528,685
                                                                                                    ------------
                 Total New York State Metropolitan Transportation Authority......                        781,933
                                                                                                    ------------
                 New York State Thruway Authority (6.6%)
    Aaa/AAA      Highway & Bridge Trust Fund Bonds, Series B, 4.00%, 4/1/2004,
                    Non Callable, (FGIC).........................................       250,000          250,630
    Aaa/AAA      Highway & Bridge Trust Fund Bonds, Series A, 6.25%, 4/1/2004,
                    Non Callable, (AMBAC)........................................     1,390,000        1,396,089
    Aaa/AAA      Highway & Bridge Trust Fund Bonds, Series A, 5.50%, 4/1/2014
                    Callable 4/1/2011 @ 101, (FGIC)..............................     1,500,000        1,729,934
    Aaa/AAA      Highway & Bridge Trust Fund Bonds, Series B, 5.25%, 4/1/2017,
                    Callable 10/1/2011 @ 100, (MBIA).............................     2,500,000        2,766,149
     NR/NR       Service Contract Revenue, 5.30%, 4/1/2004, Non Callable, (AMBAC)        35,000           35,129
     NR/NR       Service Contract Revenue, 5.30%, 4/1/2004, Non Callable, (AMBAC)       465,000          466,608


    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal     Fair Value
Credit Ratings** Municipal Securities -- continuted                                     Amount        (Note 2)
---------------------------------------------------                                     ------        --------
                 New York State Agencies -- continued
                 New York State Thruway Authority -- continued
     A1/AA       State Personal Income Tax Revenue, Series A, 4.00%,
                    3/15/2004, Non Callable......................................    $1,000,000      $ 1,001,177
                                                                                                    ------------
                 Total New York State Thruway Authority..........................                      7,645,716
                                                                                                    ------------
                 New York State Urban Development Corporation (2.8%)
    A3/AA-       Correctional & Youth Facilities Services, Series A, 5.00%,
                    1/1/2005, Non Callable.......................................     2,000,000        2,063,720
    A3/AA-       Empire State Development Corporation, University Facilities
                    Grants, 6.00%, 1/1/2009, Non Callable........................       905,000        1,048,624
     A1/AA       Personal Income Tax, Series C-1, 3.00%,
                    3/15/2004, Non Callable......................................       200,000          200,149
                                                                                                    ------------
                 Total New York State Urban Development Corporation..............                      3,312,493
                                                                                                    ------------
                 Total New York State Agencies...................................                     64,462,874
                                                                                                    ------------
                 Other New York State Bonds (25.6%)
    Aaa/NR       Akron Central School District, General Obligation, 4.25%,
                    6/15/2004, Non Callable, (FSA)...............................       225,000          227,093
    Aaa/AAA      Albany County, Airport Authority, Series A, 4.00%, 12/15/2004,
                    Non Callable, (FSA)..........................................       460,000          470,810
     A3/NR       Albany Housing Authority, Limited Obligation, 6.25%, 10/1/2012,
                    Callable 10/1/2005 @ 102.....................................     1,000,000        1,075,080
    NR/AAA       Auburn City School District, General Obligation, Series B, 2.00%,
                    6/15/2004, Non Callable, (FGIC)..............................       200,000          200,592
    Aaa/NR       Averill Park Central School District, General Obligation, 5.25%,
                    5/1/2004, Non Callable, (FGIC)...............................       500,000          503,525
    Aaa/AAA      Buffalo Municipal Water Finance Authority, Water System Revenue,
                    5.75%, 7/1/2019, Callable 7/1/2005 @ 102, (FGIC).............       500,000          538,665
    Aaa/NR       Corning, City School District, General Obligation, 5.00%,
                    6/15/2012, Non Callable, (FSA)...............................     1,000,000        1,142,530
    Aaa/NR       Corning, City School District, General Obligation, 5.00%,
                    6/15/2013, Callable 6/15/2012 @ 100, (FSA)...................       970,000        1,093,112
    Aaa/NR       Corning, City School District, General Obligation, 5.00%,
                    6/15/2014, Callable 6/15/2012 @ 100, (FSA)...................       600,000          673,374
    Aaa/AAA      Evans, General Obligation, 6.80%, 4/15/2012, Non Callable,
                    (AMBAC)......................................................       225,000          284,510
    Aaa/AAA      Evans, General Obligation, 6.80%, 4/15/2013, Non Callable,
                    (AMBAC)......................................................       225,000          285,741
    Aaa/NR       Fayetteville Manlius, Central School District, General
                    Obligation, 5.00%, 6/15/2016, Callable 6/15/2012 @ 101,
                    (FGIC).......................................................       375,000          417,653
    Aaa/NR       Harborfields, Central School District, Greenlawn, General
                    Obligation, 4.00%, 6/1/2004, Non Callable, (FSA).............       850,000          856,299


    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal     Fair Value
Credit Ratings** Municipal Securities -- continuted                                     Amount        (Note 2)
---------------------------------------------------                                     ------        --------
                 Other New York State Bonds -- continued
    Aaa/NR       Honeoye Falls Lima, Central School District, General Obligation,
                    Series B, 2.00%, 6/15/2004, Non Callable, (FSA)..............    $  250,000       $  250,740
    Aaa/NR       Ilion, Central School District, General Obligation, Series B,
                    5.50%, 6/15/2015, Callable 6/15/2012 @ 101, (FGIC)...........       550,000          643,418
    Aaa/NR       Ilion, Central School District, General Obligation, Series B,
                    5.50%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC)...........       500,000          582,550
    Aaa/NR       Islip Union Free School District 002, General Obligation, 2.50%,
                    7/15/2004, Non Callable, (MBIA)..............................       460,000          462,585
    NR/AAA       Lansing, Central School District, 1.75%, 6/15/2004,
                    Non Callable, (FSA)..........................................     1,005,000        1,007,201
    NR/AAA       Lillian Cooper Housing Development Corporation Mortgage Revenue,
                    Series A, 7.00%, 1/1/2022, Callable 7/1/2004 @ 100,
                    (FNMA)(FHA)..................................................     1,085,000        1,088,960
    Aaa/AAA      Mount Sinai Union Free School District, General Obligation,
                    6.20%, 2/15/2012, Non Callable, (AMBAC)......................     1,065,000        1,301,068
    Aaa/NR       Nassau County, General Obligation, Series D, 5.25%,
                    9/1/2004, Non Callable, (FSA)................................       420,000          428,845
     A2/AA       New York State, General Obligation, Series D, 5.125%,
                    7/15/2004, Non Callable .....................................     1,270,000        1,288,580
    Aaa/AAA      Niagara Falls Pubic Water Authority, Water & Sewer System
                    Revenue, Series A, 5.50%, 7/15/2028, Callable 7/15/2006 @ 100,
                    (MBIA).......................................................     1,000,000        1,065,880
    Aaa/NR       North Hempstead, General Obligation, 3.00%,
                    7/15/2004, Non Callable, (MBIA)..............................       635,000          639,724
    Aaa/AAA      North Hempstead, General Obligation, Series B, 6.375%,
                    4/1/2009, Non Callable, (FGIC)...............................       570,000          679,497
    Aaa/AAA      North Hempstead, General Obligation, Series B, 6.40%,
                    4/1/2010, Non Callable, (FGIC)...............................       560,000          677,158
    Aaa/AAA      Olean, City School District, General Obligation, 2.20%,
                    6/15/2004, Non Callable, (FGIC)..............................       225,000          225,792
    NR/AAA       Oneida County Industrial Development Agency, Mohawk Valley
                    Network, St. Luke's Memorial Hospital, 5.00%, 1/1/2013,
                    Callable 1/1/2008 @ 101, (FSA)...............................     2,000,000        2,156,119
    Aa1/NR       Orange County, General Obligation, Series A, 2.50%, 11/1/2004,
                    Non Callable ................................................     1,530,000        1,545,178
    Aaa/NR       Oyster Bay, General Obligation, 5.00%, 3/15/2011, Non Callable,
                    (FSA)........................................................       430,000          491,778
    Aaa/NR       Red Hook, Central School District, General Obligation, 2.50%,
                    6/15/2004, Non Callable, (FSA)...............................       560,000          562,447
    Aaa/NR       Southern Cayuga, Central School District, General Obligation,
                    5.00%, 5/15/2014, Callable 5/15/2012 @ 100, (FSA)............       400,000          448,484

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal     Fair Value
Credit Ratings** Municipal Securities -- continuted                                     Amount        (Note 2)
---------------------------------------------------                                     ------        --------
                 Other New York State Bonds -- continued
    Aaa/AAA      Suffolk County, General Obligation, Series C, 5.00%, 9/15/2015,
                    Callable 9/15/2008 @ 101, (FGIC).............................    $  965,000      $ 1,052,516
    Aaa/AAA      Suffolk County, General Obligation, Series C, 5.00%, 9/15/2016,
                    Callable 9/15/2008 @ 101, (FGIC).............................       550,000          594,770
    Aaa/AAA      Suffolk County, General Obligation, Series C, 5.00%, 9/15/2017,
                    Callable 9/15/2008 @ 101, (FGIC).............................       480,000          517,176
    Aaa/AAA      Suffolk County, General Obligation, Series D, 5.00%, 11/1/2015,
                    Callable 11/1/2008 @ 101, (FGIC).............................     1,125,000        1,229,366
    Aaa/AAA      Suffolk County, General Obligation, Series D, 5.00%, 11/1/2016,
                    Callable 11/1/2008 @ 101, (FGIC).............................     1,110,000        1,202,396
    Aaa/AAA      Warren & Washington Counties Industrial Development Agency,
                    Civic Facilities Revenue, Glens Falls Hospital Project,
                    Series B, 2.50%, 12/1/2004, Non Callable, (FSA)..............     1,845,000        1,865,738
                                                                                                    ------------
                 Total Other New York State Bonds................................                     29,776,950
                                                                                                    ------------
                 Other Municipal Bonds (2.3%)
                 Guam (0.2%)
    Aaa/AAA      Guam International Airport Authority Revenue, Series B, 5.25%,
                    10/1/2022, Callable 10/1/2013 @ 100, (MBIA)..................       250,000          273,405
                 Puerto Rico (2.1%)
    Aaa/AAA      Puerto Rico Commonwealth, General Obligation, 5.30%, 7/1/2004,
                    Non Callable, (MBIA).........................................       400,000          405,716
    Aaa/AAA      Puerto Rico Electric Power Authority Revenue, Series W, 5.00%,
                    7/1/2004, Non Callable.......................................     2,015,000        2,041,820
                                                                                                    ------------
                 Total Puerto Rico...............................................                      2,447,536
                                                                                                    ------------
                 Total Other Municipal Bonds.....................................                      2,720,941
                                                                                                    ------------
                 Total Municipal Securities (Cost $108,482,227)-- 98.1%..........                    114,338,609
                                                                                                    ------------
                 Short Term Investments (0.0%)

                 Dreyfus New York Municipal Cash Management Fund.................        10,000           10,000
                                                                                                    ------------
                 Total Investments (Cost $108,492,227) (a) -- 98.1%...............                  $114,348,609
                 Other assets in excess of liabilities -- 1.9%....................                     2,203,737
                                                                                                    ------------
                 NET ASSETS-- 100.0%.............................................                   $116,552,346
                                                                                                    ============

----------
Percentages indicated are based on net assets of $116,552,346.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $40,660. Cost for federal income tax differs from fair value by net unrealized apreciatioon/depreciation of securities as follows:

     Unrealized appreciation                                                                          $5,898,995
     Unrealized depreciation                                                                              (1,953)
                                                                                                      ----------
   Net unrealized appreciation                                                                        $5,897,042
                                                                                                      ==========

** Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited)

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

      Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

Moody's    Standard & Poor's

  Aaa             AAA         Instrument judged to be of the highest quality and
                              carrying the smallest amount of investment risk.

  Aa              AA          Instrument judged to be of high quality by all
                              standards.

   A               A          Instrument judged to be adequate quality by all
                              standards.

  Baa             BBB         Instrument judged to be moderate quality by all
                              standards.

  NR NR Not Rated. In the opinion of the Investment Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corporation.

CAPMAC        Insured as to principal and interest by Capital Markets Assurance
              Corp.

CIFG          Insured as to principal and interest by CDC IXIS Financial
              Guarantee.

FGIC Insured as to principal and interest by the Financial Guarantee Insurance Corporation.

FHA           Insured as to principal and interest by the Federal Housing
              Administration.

FNMA Insured as to principal and interest by the Federal National Mortgage Association.

FSA           Insured as to principal and interest by Financial Security
              Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

POL CTL-SRF   Insured as to principal and interest by the Pollution Control
              State Revenue Fund.

SONYMA Insured as to principal and interest by the State of New York Mortgage Association.

XLCA          Insured as to principal and interest by XL Capital Assurance, Inc.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statement of Assets and Liabilities
                                February 29, 2004

Assets:
   Investments in securities, at fair value (cost $108,492,227) (Note 2).....................     $114,348,609
   Interest and dividend receivable..........................................................        1,077,234
   Receivable for investments sold...........................................................        6,328,891
   Prepaid expenses and other assets.........................................................           63,340
                                                                                                  ------------
     Total Assets ...........................................................................      121,818,074

Liabilities:
   Payable to custodian for cash overdraft...................................      $  198,602
   Dividends payable.........................................................          23,727
   Payable for investments purchased........................................        4,911,900
   Advisory fee payable (Note 4)............................................           35,851
   Administrative services fee payable (Note 4).............................            1,588
   Other accrued expenses...................................................           94,060
                                                                                  -----------
     Total Liabilities ......................................................................        5,265,728
                                                                                                  ------------
Net Assets...................................................................................     $116,552,346
                                                                                                  ============
Net Assets:
Net assets consist of:
   Capital...................................................................................     $110,164,281
   Undistributed net investment income.......................................................           42,925
   Net realized gains from investments.......................................................          488,758
   Net unrealized appreciation from investments..............................................        5,856,382
                                                                                                  ------------
Net Assets...................................................................................     $116,552,346
                                                                                                  ============
Builder Class:
   Net Assets................................................................     $55,504,464
   Shares of beneficial interest outstanding.................................       3,062,404
                                                                                  -----------
   Builder Class - Net Asset Value (offering and redemption
     price per share)........................................................     $     18.12
                                                                                  ===========
Premier Class:
   Net Assets................................................................     $61,047,882
   Shares of beneficial interest outstanding.................................       3,367,515
                                                                                  -----------
   Premier Class - Net Asset Value (offering and redemption
     price per share)........................................................     $     18.13
                                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                             Statement of Operations
                      For the Year Ended February 29, 2004


Investment Income:
   Interest..................................................................................       $4,542,071
   Dividend..................................................................................           16,263
                                                                                                    ----------
   Total Investment Income...................................................................        4,558,334

Expenses:
   Advisory fees (Note 4)...................................................        $ 456,898
   Administrative fees (Note 4)..............................................         200,000
   Transfer agency fees (Builder Class) (Note 4).............................         145,768
   Transfer agency fees (Premier Class) (Note 4).............................          49,005
   Custody fees..............................................................          36,332
   Fund accounting fees (Note 4).............................................          60,453
   Trustees' fees ...........................................................          22,114
   Other fees................................................................         148,933
                                                                                    ---------
     Total Expenses..........................................................       1,119,503
     Less:  Custody fee credit...............................................          (9,432)
                                                                                    ---------
   Total Net Expenses........................................................................        1,110,071
                                                                                                    ----------
Net Investment Income........................................................................        3,448,263
                                                                                                    ----------
Realized/Unrealized Gains on Investments (Notes 2 and 3)
   Net realized gains from investment transactions...........................       1,113,657
   Change in unrealized appreciation/depreciation from
     investment transactions.................................................         339,136
                                                                                    ---------
     Net realized/unrealized gains from investment transactions..............................        1,452,793
                                                                                                    ----------
Change in net assets resulting from operations...............................................       $4,901,056
                                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statements of Changes in Net Assets

                                                                    Year Ended         Year Ended
                                                                February 29, 2004  February 28, 2003
                                                                -----------------  -----------------
From Investment Activities:
Operations:
Net investment income .........................................   $   3,448,263      $   4,124,066
Net realized gains from investment transactions ...............       1,113,657          2,419,769
Change in unrealized appreciation/depreciation from
   investment transactions ....................................         339,136          1,026,786
                                                                  -------------      -------------
Change in net assets resulting from operations ................       4,901,056          7,570,621
                                                                  -------------      -------------
Distributions to shareholders from:
Net investment income -- Builder Class ........................      (1,593,260)        (1,891,261)
Net investment income -- Premier Class ........................      (1,842,382)        (2,218,177)
Net realized gains from investment transactions -- Builder Class       (559,031)          (797,828)
Net realized gains from investment transactions -- Premier Class       (610,097)          (851,523)
                                                                  -------------      -------------
   Total distributions ........................................      (4,604,770)        (5,758,789)
                                                                  -------------      -------------
Capital Transactions:
Proceeds from shares issued -- Builder Class ..................       2,865,115          3,393,769
Proceeds from shares issued -- Premier Class ..................       1,833,457          1,743,930
Dividends reinvested -- Builder Class .........................       1,929,811          2,408,830
Dividends reinvested -- Premier Class .........................       2,146,150          2,672,965
Cost of shares redeemed -- Builder Class ......................      (6,113,946)        (4,230,739)
Cost of shares redeemed -- Premier Class ......................      (4,107,168)        (4,260,674)
                                                                  -------------      -------------
Change in net assets from capital share transactions ..........      (1,446,581)         1,728,081
                                                                  -------------      -------------
   Change in net assets .......................................      (1,150,295)         3,539,913
Net Assets:
Beginning of period ...........................................     117,702,641        114,162,728
                                                                  -------------      -------------
End of period .................................................   $ 116,552,346      $ 117,702,641
                                                                  =============      =============
Share Transactions:
Issued -- Builder Class .......................................         158,501            188,963
Issued -- Premier Class .......................................         101,203             97,318
Reinvested -- Builder Class ...................................         107,001            135,373
Reinvested -- Premier Class ...................................         118,931            150,184
Redeemed -- Builder Class .....................................        (338,191)          (237,051)
Redeemed -- Premier Class .....................................        (227,524)          (237,735)
                                                                  -------------      -------------
Change in shares ..............................................         (80,079)            97,052
                                                                  -------------      -------------
Undistributed net investment income ...........................   $      42,925      $      42,050
                                                                  =============      =============

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
      For a share of beneficial interest outstanding throughout each period

                                  Year Ended         Year Ended         Year Ended         Year Ended        Year Ended
                               February 29, 2004  February 28, 2003  February 28, 2002  February 28, 2001 February 29, 2000
                               -----------------  -----------------  -----------------  ----------------- -----------------
                               Builder  Premier   Builder  Premier   Builder  Premier   Builder  Premier   Builder Premier
                                Class    Class     Class    Class     Class    Class     Class    Class     Class   Class
                               ------   -------   ------   -------   ------   -------   ------   -------   ------  -------
Net Asset Value, Beginning
   of Period.................  $ 18.08  $ 18.08   $ 17.80  $ 17.80   $ 17.69  $ 17.69   $ 16.32  $ 16.32  $ 17.88  $ 17.88
                               -------  -------   -------  -------   -------  -------   -------  -------  -------  -------
Investment Activities:
   Net investment income......    0.51     0.55      0.61     0.66      0.72     0.77      0.73     0.79     0.78     0.84
   Net realized/ unrealized
     gains/(losses) on
     investments..............    0.22     0.23      0.54     0.54      0.27     0.27      1.37     1.37    (1.55)   (1.56)
                               -------  -------   -------  -------   -------  -------   -------  -------  -------  -------
   Total from Investment
     Operations...............    0.73     0.78      1.15     1.20      0.99     1.04      2.10     2.16    (0.77)   (0.72)
                               -------  -------   -------  -------   -------  -------   -------  -------  -------  -------
Distributions:
   Net investment income......   (0.51)   (0.55)    (0.61)   (0.66)    (0.71)   (0.76)    (0.73)   (0.79)   (0.76)   (0.81)
   Net realized capital gains.   (0.18)   (0.18)    (0.26)   (0.26)    (0.17)   (0.17)       --       --    (0.03)   (0.03)
                               -------  -------   -------  -------   -------  -------   -------  -------  -------  -------
   Total distributions........   (0.69)   (0.73)    (0.87)   (0.92)    (0.88)   (0.93)    (0.73)   (0.79)   (0.79)   (0.84)
                               -------  -------   -------  -------   -------  -------   -------  -------  -------  -------
Net Asset Value, End of
   Period....................  $ 18.12  $ 18.13   $ 18.08  $ 18.08   $ 17.80  $ 17.80   $ 17.69  $ 17.69  $ 16.32  $ 16.32
                               =======  =======   =======  =======   =======  =======   =======  =======  =======  =======
Total Return..................    4.16%    4.40%     6.62%    6.90%     5.74%    6.01%    13.15%   13.53%   (4.39)%  (4.12)%
Ratios/Supplementary Data:
   Net Assets, End of Period
     (in thousands)..........  $55,504  $61,048   $56,677  $61,025   $54,253  $59,910   $53,937  $60,418  $50,347  $55,636
   Ratios of Net Investment
     Income to Average
     Net Assets...............    2.85%    3.03%     3.44%    3.71%     4.04%    4.30%     4.31%    4.65%    4.47%    4.75%
   Ratios of Expenses to
     Average Net Assets.......    1.04%    0.86%     1.16%    0.89%     1.14%    0.88%     1.20%    0.86%    1.08%    0.79%
   Ratios of Expenses to
     Average Net Assets*......    1.05%    0.87%     1.16%    0.89%     1.14%    0.88%     1.22%    0.88%    1.12%    0.83%
   Portfolio Turnover Rate (a)  202.77%  202.77%   213.97%  213.97%    98.29%   98.29%   121.96%  121.96%   90.84%   90.84%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                          Notes to Financial Statements

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its' financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

      Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Officers of the Fund and Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates fair value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Security Transactions and Investment Income

      Security transactions are accounted for no later than one day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Taxes

      The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

      In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

Futures Contracts

      The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the fair value of New York tax-exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

      Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the fair value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedge assets. No futures were held on February 29, 2004.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding settled shares.

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3. Purchases and Sales of Investment Securities:

      Purchases  and  sales  of  investment  securities,   excluding  short-term
investments, during the year ended February 29, 2004, amounted to $201,173,720 and $222,909,142, respectively.

4. Advisory Fees and Other Related Party Transactions:

      The Fund retains the Adviser to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

      Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the year ended February 29, 2004, there was no reduction of advisory fees pursuant to this agreement.

      BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Fund's Administrator, Transfer Agent, and Fund Accountant and assists the Fund in all aspects of its administration and operation. BISYS is entitled to receive fees as well as be reimbursed for certain expenses incurred for providing these services. As compensation for administration and fund accounting services, BISYS will receive .15% and .03%, respectively, of the average daily net assets of the Fund (subject to certain minimum amounts). Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

      Certain Officers and Trustees of the Trust are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the five Trustees who served both on the Board and the Audit Committee were compensated $6,000 ($30,000 in total) for meeting and retainer fees during the year ended February 29, 2004, and reimbursed for certain expenses.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

5. Federal Income Tax Information:

      The tax characteristics of dividends paid to shareholders during the fiscal year ended February 29, 2004, were as follows:

                                               Distributions paid from
                                              -------------------------                                        Total
                                              Ordinary    Net Long-Term   Total Taxable     Tax Exempt    Distributions
                                               Income     Capital Gains   Distributions   Distributions        Paid
                                              --------    -------------   -------------   -------------   -------------
Empire Builder Tax
  Free Bond Fund...........................   $450,149      $718,979        $1,169,128     $3,440,551      $4,609,679

      The tax characteristics of dividends paid to shareholders during the fiscal year ended February 28, 2003, were as follows:

                                 Distributions paid from
                                 ------------------------                                                   Total
                                 Ordinary   Net Long-Term  Total Taxable   Tax Exempt     Tax Return   Distributions
                                  Income    Capital Gains  Distributions  Distributions   of Capital        Paid
                                 --------   -------------  -------------  -------------   ----------   -------------
Empire Builder Tax
  Free Bond Fund..............   $808,613      $847,804     $1,656,417     $4,112,346       $   --      $5,768,763

      Total Distributions paid differ from the Statements of Changes in Net Assets because dividends are recognized when paid for tax purposes.

      As of February 29, 2004 the components of accumulated earnings (deficit) on a tax basis was as follows:

                                               Undistributed                                                                Total
                 Undistributed  Undistributed    Long-Term                                Accumulated    Unrealized      Accumulated
                   Ordinary       Tax-Exempt      Capital    Accumulated   Distributions  Capital and   Appreciation/     Earnings/
                    Income          Income     Gains/Losses    Earnings       Payable     Other Losses  (Depreciation)*   (Deficit)
                    ------          ------     ------------    --------       -------     ------------  ---------------   ---------
Empire Builder
  Tax Free
  Bond Fund......  $447,849        $66,652         $249        $514,750    $  (23,727)       $   --        $5,897,042    $6,388,065

----------
*     The   difference   between   the   book-basis   unrealized    appreciation
      (depreciation) is attributable primarily to the difference between book and tax amortization methods for premium and market discount.

                         Report of Independent Auditors

To the Trustees and Shareholders of
The Empire Builder Tax Free Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Empire Builder Tax Free Bond Fund (the "Fund") at February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
April 20, 2004

                                 THE MANAGEMENT

                        Trustees and Officers (Unaudited)


                                                                                                   Number of
                                Positions                                                         Portfolios
                                Held With                                                        Overseen for   Directorships
                             Empire Builder      Term of                                        Empire Builder  Held Outside
Name, Address, and              Tax Free      Office/Length       Principal Occupation(s)          Tax Free       the Fund
Birthdate (month/year)          Bond Fund    of time served       During the Past 5 Years          Bond Fund       Complex
---------------------         -------------   ------------    -------------------------------    ------------    -----------

*SETH M. GLICKENHAUS.......     Trustee,       since 4/84   Senior Partner of Glickenhaus & Co.        1            None
Six East 43rd Street          Chairman of
New York, NY 10017              the Board
03/14                         and President

EDWARD A. FALKENBERG.......     Trustee,       since 6/89   Principal, ACME Real Estate (1998 to       1            None
23 Oak Lane                                                 present); retired, Vice President and
Scarsdale, NY 10583                                         Controller, Joseph E. Seagram & Sons,
09/40                                                       Inc.; Controller Seagram Company Ltd.

EDWARD A. KUCZMARSKI.......     Trustee,       since 4/84   Certified Public Accountant, Partner,      1        NY Daily Tax
Hays & Company                                              Hays & Company (1980 to present)                  Free Income Fund
477 Madison Ave., 10th Flr
New York, NY 10022
11/49

ELIZABETH B. NEWELL........     Trustee,       since 4/84   Director, Park Ave. Christian Church       1        NY Daily Tax
130 East End Avenue                                         Day School (2001 to present); Director,           Free Income Fund
New York, NY 10028                                          The American School in Switzerland
07/40                                                       (1991 to present)

JOHN P. STEINES............     Trustee,       since 8/84   Professor of Law, New York University      1        NY Daily Tax
NYU School of Law, Rm 440                                   School of Law (1978 to present);                  Free Income Fund
40 Washington Square. So.                                   Counsel, Deloitte & Touche LLP
New York, NY 10012                                          (2001 to present)
10/48

----------
* Mr. Glickenhaus is treated by the Fund as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Fund, Mr. Glickenhaus is an "interested person" because he is a Senior Partner of Glickenhaus & Co., the Adviser.

    The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services Ohio, Inc. or Glickenhaus & Co. receives any compensation from the Empire Builder Fund for acting as a Trustee.


MICHAEL J. LYNCH...........    Senior Vice     since 3/97   Director, Unit Trust Department
Six East 43rd Street            President                   Glickenhaus & Co. (1997 to Present);
New York, NY 10017                                          formerly Divisional Vice President/Desk
07/62                                                       Supervisor, Unit Investment Trust Paine
                                                            Webber

SCOTT M. ZOLTOWSKI.........  Vice President    since 6/02   Senior Counsel, BISYS Fund Services
100 Summer Street             and Secretary    since 6/03   (2001 to present ); Attorney Dechert LLP
Ste. 1500                                                   (1999 to 2001); Counsel, ALPS, Inc.
Boston, MA 02110                                            (1998 to 1999)
01/69

TROY A. SHEETS.............     Treasurer      since 10/02  Vice President of Financial Services,
3435 Stelzer Road                                           BISYS Fund Services (2002 to present);
Columbus, Ohio 43219                                        Senior Manager, KPMG LLP
05/71                                                       (1993 to 2002)

MICK GRUNEWALD.............  Vice President    since 6/03   Director, Client Services, BISYS Fund
3435 Stelzer Road                                           Services, Inc. (1993 to Present)
Columbus, Ohio 43219
04/70

                                 EMPIRE BUILDER
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886


                                 EMPIRE BUILDER
                               TAX FREE BOND FUND
                                  Annual Report

                                February 29, 2004

                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                               6 East 43rd Street
                            New York, New York 10017

                                  Administrator
                         BISYS Fund Services Ohio, Inc.
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                            BISYS Fund Services Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    Custodian
                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                           Kansas City, MO 64105-1307

                                  Legal Counsel
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                              Independent Auditors
                           PricewaterhouseCoopers LLP
                               100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

530358

Item 2. Code of Ethics.

      Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11 (a)(1).

      During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics.

Item 3. Audit Committee Financial Expert.

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

            (i) Has at least one audit committee financial expert serving on its audit committee; or

            (ii) Does not have an audit committee financial expert serving on its audit committee.

      (2) If the  registrant  provides  the  disclosure  required  by  paragraph
      (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

            (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

            (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

      (3) If the  registrant  provides  the  disclosure  required  by  paragraph
      (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Edward A. Kuczmarski, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

      (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

      2003     $26,500
      2004     $26,500

      (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      2003     $2,500
      2004     $2,500

      Fees for both 2003 & 2004 relate to the review of the annual N-1A update.

      (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      2003     $3,500
      2004     $3,500

      Fees for both 2003 & 2004 relate to the preparation of the Fund's tax returns and review of its' excise tax calculations.

      (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      2003     $0
      2004     $0

      (e)  (1)  Disclose  the  audit  committee's   pre-approval   policies  and
procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Registrant's Audit Committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Fund by the Auditor, including the fees therefore and has not adopted pre-approval policies and procedures as described in Rule 2-01(c)(7)(i)(B) of Reg. S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      2003     0%
      2004     0%

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      Not applicable.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

      2003     $6,000
      2004     $6,000

      (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      Not applicable.

Item 5. Audit Committee of Listed Registrants.

      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

      Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

      Not applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

      Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

      Not applicable.

Item 10. Controls and Procedures.

      (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is
      (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

      (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

      Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

      Not applicable.

      (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act.

      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Empire Builder Tax Free Bond
Fund

By (Signature and Title)* /s/ Seth M. Glickenhaus
                          ---------------------------------
                          Seth M. Glickenhaus, President

Date May 10, 2004


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Seth M. Glickenhaus
                          ---------------------------------
                          Seth M. Glickenhaus, President

Date May 10, 2004


By (Signature and Title)* /s/ Troy A. Sheets
                          ---------------------------------
                          Troy A. Sheets, Treasurer

Date May 10, 2004

* Print the name and title of each signing officer under his or her signature.